UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08876
Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments

Senior Floating-Rate Interests — 123.4%(1)

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Aerospace and Defense — 2.5%

Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		4,103	$4,109,557
DAE Aviation Holdings, Inc.
Term Loan, 5.43%, Maturing July 31, 2014		4,707	4,577,626
Term Loan, 5.43%, Maturing July 31, 2014		6,352	6,177,089
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		1,546	1,538,394
Dundee Holdco 4, Ltd.
Term Loan, 4.25%, Maturing May 15, 2015		1,294	1,069,413
Term Loan, 4.71%, Maturing July 13, 2015	GBP	574	759,560
Term Loan, 5.21%, Maturing July 13, 2015	GBP	574	759,560
Term Loan, 4.75%, Maturing May 13, 2016		1,294	1,069,413
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		5,388	5,280,375
Spirit AeroSystems, Inc.
Term Loan, 3.49%, Maturing September 30, 2016		1,286	1,284,053
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		4,182	4,171,624
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		4,781	4,772,366
Wesco Aircraft Hardware Corp.
Term Loan, 3.25%, Maturing April 7, 2016		2,639	2,632,427
Term Loan, 4.25%, Maturing April 7, 2017		1,034	1,036,848
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		1,876	1,837,096

			$41,075,401

Air Transport — 0.4%

Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing July 5, 2015		2,575	$2,472,000
Orbitz Worldwide, Inc.
Term Loan, 3.31%, Maturing July 25, 2014		4,495	3,913,707

			$6,385,707

Automotive — 6.3%

Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014		15,434	$14,977,562
Autoparts Holdings, Ltd.
Term Loan, 6.50%, Maturing July 28, 2017		1,225	1,226,531
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		13,373	12,673,462
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		1,581	1,580,573
Federal-Mogul Corp.
Term Loan, 2.18%, Maturing December 29, 2014		9,645	9,144,296
Term Loan, 2.18%, Maturing December 28, 2015		5,836	5,533,264
Financiere Truck (Investissement)
Term Loan, 1.70%, Maturing February 15, 2013(2)(3)	GBP	964	1,444,725
Term Loan, 3.74%, Maturing February 15, 2013	EUR	605	779,958
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.93%, Maturing April 30, 2014		18,799	18,399,808
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		1,343	1,326,459
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017		6,323	6,267,922
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,481	2,447,133
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		3,761	3,742,105
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		2,000	2,010,000
Tenneco, Inc.
Term Loan, 5.24%, Maturing March 17, 2014		3,125	3,031,250
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 29, 2016		990	992,475
Tomkins, LLC
Term Loan, 4.25%, Maturing September 21, 2016		7,910	7,908,546
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		3,042	2,985,330
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		965	970,020
Veyance Technologies, Inc.
Term Loan, 2.75%, Maturing July 31, 2014		816	740,580
Term Loan, 2.75%, Maturing July 31, 2014		5,698	5,170,594
Term Loan - Second Lien, 6.00%, Maturing July 31, 2015		1,000	845,000

			$104,197,593

Beverage and Tobacco — 0.1%

Culligan International Co.
Term Loan - Second Lien, 6.11%, Maturing April 1, 2013	EUR	1,400	$484,295

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Beverage and Tobacco (continued)

Maine Beverage Co., LLC
Term Loan, 2.12%, Maturing March 31, 2013		509	$488,571

			$972,866

Building and Development — 2.5%

401 North Wabash Venture, LLC
Term Loan, 6.80%, Maturing July 27, 2012(3)		4,444	$3,733,107
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		3,433	3,404,859
Beacon Sales Acquisition, Inc.
Term Loan, 2.33%, Maturing September 30, 2013		1,675	1,615,380
Forestar Real Estate Group, Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(2)		666	626,180
Term Loan, 6.50%, Maturing August 6, 2015		6,106	5,861,886
Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		3,677	3,682,700
Materis SAS
Term Loan, 3.74%, Maturing April 27, 2014	EUR	799	977,292
Term Loan, 4.12%, Maturing April 27, 2015	EUR	869	1,062,087
Monier Group GmbH
Term Loan, 3.25%, Maturing March 16, 2015(3)		6	4,871
Term Loan, 5.00%, Maturing April 16, 2015(3)	EUR	5	6,821
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014		973	947,650
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		3,015	2,750,212
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		4,087	4,066,147
Realogy Corp.
Term Loan, 3.19%, Maturing October 10, 2013		179	168,058
Term Loan, 3.27%, Maturing October 10, 2013		2,517	2,358,662
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(4)		4,475	4,240,063
WCI Communities, Inc.
Term Loan, 10.01%, Maturing September 2, 2016(3)		1,275	1,245,521
Woodlands Land Development Co. LP (The)
Term Loan, 5.00%, Maturing March 7, 2014		5,000	4,900,000

			$41,651,496

Business Equipment and Services — 11.0%

Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		7,662	$7,584,885
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		8,581	8,452,673
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		11,944	11,032,889
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017		1,393	1,386,035
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		1,673	1,652,195
Term Loan, 2.99%, Maturing February 21, 2015		1,540	1,424,236
Audatex North America, Inc.
Term Loan, 2.13%, Maturing May 16, 2014		2,529	2,525,545
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		2,125	2,082,500
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.63%, Maturing February 7, 2014		992	803,774
Term Loan, 3.63%, Maturing February 7, 2014		1,075	891,904
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		2,581	2,580,500
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,985	2,850,675
ClientLogic Corp.
Term Loan, 7.14%, Maturing January 30, 2017		3,293	3,000,604
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 5, 2016		2,523	2,496,059
Endurance International Group, Inc. (The)
Term Loan, 8.00%, Maturing October 3, 2016		2,275	2,240,875
Go Daddy Group, Inc. (The)
Term Loan, Maturing September 29, 2017(5)		4,000	4,002,500
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		4,074	4,073,856
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		6,758	6,758,063
Kronos, Inc.
Term Loan, 2.12%, Maturing June 11, 2014		2,434	2,329,918
Term Loan, 6.12%, Maturing June 11, 2015		2,500	2,343,750
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		4,795	4,758,724
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017		2,340	2,304,900
Mitchell International, Inc.
Term Loan - Second Lien, 5.63%, Maturing March 30, 2015		1,000	940,000
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		6,777	6,852,910
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016		3,712	3,632,061

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

National CineMedia, LLC
Term Loan, 1.84%, Maturing February 13, 2015		1,048	$1,018,575
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		3,533	3,506,216
Quantum Corp.
Term Loan, 3.83%, Maturing July 14, 2014		245	239,019
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		12,419	12,310,210
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		3,846	3,730,499
Sabre, Inc.
Term Loan, 2.30%, Maturing September 30, 2014		12,628	11,110,612
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,940	1,911,146
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		2,000	1,940,000
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,414	1,364,812
SunGard Data Systems, Inc.
Term Loan, 1.99%, Maturing February 28, 2014		1,594	1,574,693
Term Loan, 3.74%, Maturing February 28, 2014		2,698	2,675,070
Term Loan, 3.90%, Maturing February 26, 2016		19,718	19,545,335
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		923	912,307
Total Safety U.S., Inc.
Term Loan, 7.50%, Maturing October 31, 2017		550	528,000
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015		898	891,738
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		8,408	8,355,202
Travelport, LLC
Term Loan, 4.87%, Maturing August 21, 2015		2,922	2,551,970
Term Loan, 4.87%, Maturing August 21, 2015		5,549	4,845,246
Term Loan, 4.87%, Maturing August 21, 2015		4,111	3,590,052
Term Loan, 6.05%, Maturing August 21, 2015	EUR	740	878,347
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(2)		350	345,193
Term Loan, 6.00%, Maturing July 28, 2017		1,800	1,772,557
West Corp.
Term Loan, 4.61%, Maturing July 15, 2016		5,174	5,139,090
Term Loan, 4.63%, Maturing July 15, 2016		1,818	1,807,104

			$181,545,024

Cable and Satellite Television — 5.1%

Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		2,879	$2,835,662
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,754	2,740,417
Cequel Communications, LLC
Term Loan, 2.24%, Maturing November 5, 2013		12,780	12,620,723
Charter Communications Operating, LLC
Term Loan, 3.62%, Maturing September 6, 2016		3,467	3,449,899
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,521	1,505,976
CSC Holdings, Inc.
Term Loan, 3.24%, Maturing March 29, 2016		7,097	7,044,106
Insight Midwest Holdings, LLC
Term Loan, 1.99%, Maturing April 7, 2014		6,883	6,830,012
Lavena Holdings 4 GmbH
Term Loan, 4.20%, Maturing March 6, 2015	EUR	967	1,139,260
Term Loan, 4.45%, Maturing March 4, 2016	EUR	967	1,139,260
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,872	1,778,215
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,333	3,278,654
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		5,740	5,431,553
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		2,891	2,815,749
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		5,995	5,897,458
UPC Broadband Holding B.V.
Term Loan, 5.11%, Maturing December 31, 2016	EUR	9,221	12,276,369
Term Loan, 5.36%, Maturing December 31, 2017	EUR	1,560	2,087,885
UPC Financing Partnership
Term Loan, 3.87%, Maturing December 30, 2016		453	439,650
Term Loan, 3.74%, Maturing December 29, 2017		1,593	1,541,016
Term Loan, Maturing December 31, 2017(5)		1,000	992,500
YPSO Holding SA
Term Loan, 4.87%, Maturing June 6, 2016(3)	EUR	934	1,100,062
Term Loan, 4.87%, Maturing June 6, 2016(3)	EUR	1,523	1,794,838
Term Loan, 4.87%, Maturing June 6, 2016(3)	EUR	3,185	3,752,730
Term Loan, 5.62%, Maturing December 29, 2017(3)	EUR	966	1,138,248

			$83,630,242

Chemicals and Plastics — 5.0%

Arizona Chemical, Inc.
Term Loan, 4.75%, Maturing November 21, 2016		725	$725,933
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,375	2,388,853

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Chemicals and Plastics (continued)

Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		2,600	$2,611,375
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		1,225	1,217,190
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		1,981	1,986,378
Huntsman International, LLC
Term Loan, 1.83%, Maturing April 21, 2014		504	495,262
Term Loan, 2.80%, Maturing April 19, 2017		3,538	3,427,395
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		4,117	4,235,308
Term Loan, 8.00%, Maturing December 16, 2014		4,235	4,356,623
Momentive Performance Materials, Inc. (Nautilus)
Term Loan, 3.75%, Maturing May 5, 2015		8,094	7,662,225
Term Loan, 4.87%, Maturing May 5, 2015	EUR	2,828	3,614,390
Momentive Specialty Chemicals, Inc.
Term Loan, Maturing May 6, 2013(5)		163	157,852
Term Loan, Maturing May 6, 2013(5)		399	383,139
Term Loan, Maturing May 6, 2013(5)		938	899,801
Term Loan, 4.00%, Maturing May 5, 2015		2,990	2,860,568
Term Loan, 4.13%, Maturing May 5, 2015		1,344	1,286,158
Term Loan, 4.13%, Maturing May 5, 2015		3,830	3,619,350
Term Loan, 5.29%, Maturing May 5, 2015	EUR	722	933,586
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017		3,044	3,047,580
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		3,650	3,558,750
OM Group, Inc.
Term Loan, 5.75%, Maturing August 2, 2017		1,525	1,528,813
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		2,159	2,139,799
Schoeller Arca Systems Holding
Term Loan, 6.04%, Maturing November 16, 2015	EUR	289	291,965
Term Loan, 6.04%, Maturing November 16, 2015	EUR	824	832,445
Term Loan, 6.04%, Maturing November 16, 2015	EUR	887	895,792
Solutia, Inc.
Revolving Loan, 0.93%, Maturing March 17, 2015(2)		1,750	1,666,875
Term Loan, 3.50%, Maturing August 1, 2017		3,879	3,891,424
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017		7,047	6,478,606
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		15,411	15,102,914

			$82,296,349

Clothing / Textiles — 0.2%

Phillips-Van Heusen Corp.
Term Loan, 4.33%, Maturing February 26, 2016	EUR	1,035	$1,425,239
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		1,446	1,439,143

			$2,864,382

Conglomerates — 2.0%

Education Management, LLC
Term Loan, 2.13%, Maturing June 3, 2013		5,516	$5,246,869
Financiere SPIE S.A.S.
Term Loan, 6.12%, Maturing June 29, 2018	EUR	3,000	3,922,790
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		577	575,850
Term Loan, 8.25%, Maturing September 22, 2014		230	229,239
Term Loan, 8.50%, Maturing September 22, 2014		575	572,125
Rexnord Corp.
Term Loan, 2.50%, Maturing July 19, 2013		1,046	1,026,257
Term Loan, 2.87%, Maturing July 19, 2013		4,878	4,835,187
RGIS Holdings, LLC
Term Loan, 2.87%, Maturing April 30, 2014		242	229,000
Term Loan, 2.87%, Maturing April 30, 2014		4,834	4,579,992
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		5,175	5,168,656
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		5,842	5,839,342

			$32,225,307

Containers and Glass Products — 2.7%

Berry Plastics Corp.
Term Loan, 2.24%, Maturing April 3, 2015		7,964	$7,599,493
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		487	483,144
Term Loan, 4.50%, Maturing February 23, 2018		5,483	5,441,847
Consolidated Container Co.
Term Loan, 2.50%, Maturing March 28, 2014		814	762,076
Term Loan - Second Lien, 5.75%, Maturing September 28, 2014		1,500	1,271,250
Graphic Packaging International, Inc.
Term Loan, 2.39%, Maturing May 16, 2014		4,726	4,691,948
Term Loan, 3.14%, Maturing May 16, 2014		1,515	1,517,910
Hilex Poly Co.
Term Loan, 11.25%, Maturing November 16, 2015		1,388	1,359,750
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		1,712	1,694,942

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Containers and Glass Products (continued)

Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		11,184	$11,176,810
Term Loan, 6.50%, Maturing August 9, 2018		8,350	8,329,993
Sealed Air Corp.
Term Loan, 4.75%, Maturing October 3, 2018		748	756,697

			$45,085,860

Cosmetics / Toiletries — 0.5%

Bausch & Lomb, Inc.
Term Loan, 3.50%, Maturing April 24, 2015		796	$791,460
Term Loan, 3.59%, Maturing April 24, 2015		3,265	3,247,379
Huish Detergents, Inc.
Term Loan, 2.25%, Maturing April 25, 2014		1,871	1,734,067
Prestige Brands, Inc.
Term Loan, 4.77%, Maturing March 24, 2016		2,977	2,988,158

			$8,761,064

Drugs — 1.0%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		4,938	$4,780,299
Capsugel Healthcare, Ltd.
Term Loan, 5.25%, Maturing August 1, 2018		2,300	2,308,625
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		2,132	2,139,918
Graceway Pharmaceuticals, LLC
Term Loan, 0.00%, Maturing May 3, 2012(6)		1,958	1,157,871
Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(6)		1,000	20,625
Warner Chilcott Corp.
Term Loan, 4.25%, Maturing March 15, 2018		1,402	1,393,573
Term Loan, 4.25%, Maturing March 15, 2018		2,803	2,787,146
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		1,927	1,916,163

			$16,504,220

Ecological Services and Equipment — 0.0%(7)

Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 13.50%, Maturing September 12, 2014(8)		124	$110,488

			$110,488

Electronics / Electrical — 7.7%

Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		1,970	$1,940,512
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		5,610	5,637,836
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		6,450	6,312,938
Bentley Systems, Inc.
Term Loan, 5.75%, Maturing February 10, 2017		1,489	1,477,584
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		1,353	1,299,352
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		3,682	3,667,694
Dealer Computer Services, Inc.
Term Loan, 2.74%, Maturing April 21, 2016		2,135	2,082,031
Term Loan, 3.75%, Maturing April 20, 2018		5,187	5,179,220
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		4,763	4,715,432
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		7,506	7,360,755
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		2,481	2,330,308
Term Loan, 5.50%, Maturing May 31, 2016		3,077	2,889,582
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013		391	383,744
Term Loan, 3.62%, Maturing November 1, 2013		391	383,745
Term Loan, 3.62%, Maturing November 1, 2013		406	398,603
Term Loan, 3.62%, Maturing November 1, 2013		406	398,603
Term Loan, 3.62%, Maturing November 1, 2013		1,573	1,545,608
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016		10,834	10,454,513
Infogroup, Inc.
Term Loan, 5.75%, Maturing May 22, 2018		2,652	2,526,280
Infor Enterprise Solutions Holdings
Term Loan, 5.75%, Maturing March 3, 2014		500	400,000
Term Loan, 6.00%, Maturing July 28, 2015		4,697	4,447,298
Term Loan, 6.00%, Maturing July 28, 2015		8,979	8,636,691
Term Loan, 6.31%, Maturing July 28, 2015	EUR	1,898	2,442,271
Microsemi Corp.
Term Loan, 5.75%, Maturing February 2, 2018		4,200	4,231,500
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		6,990	6,745,229
Open Solutions, Inc.
Term Loan, 2.55%, Maturing January 23, 2014		5,325	4,595,564
Rovi Solutions Corp.
Term Loan, 4.00%, Maturing February 7, 2018		1,493	1,501,828

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Electronics / Electrical (continued)

SafeNet, Inc.
Term Loan, 2.75%, Maturing April 12, 2014	2,903	$2,789,665
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018	8,404	8,377,675
Serena Software, Inc.
Term Loan, 4.34%, Maturing March 10, 2016	2,708	2,572,334
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	1,949	1,924,699
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017	700	700,000
Term Loan, 6.50%, Maturing May 26, 2017	2,935	2,935,159
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015	1,162	1,157,729
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	2,668	2,641,629
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	4,096	4,029,877
Web.com Group, Inc.
Term Loan, Maturing October 27, 2017(5)	5,775	5,186,672

		$126,300,160

Equipment Leasing — 0.8%

BakerCorp. International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	3,416	$3,371,597
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	3,950	3,982,915
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	5,000	5,048,440

		$12,402,952

Farming / Agriculture — 0.2%

Earthbound Farm Holdings III, LLC
Term Loan, 5.50%, Maturing December 21, 2016	1,613	$1,592,652
WM. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016	1,546	1,533,909

		$3,126,561

Financial Intermediaries — 5.5%

AmWINS Group, Inc.
Term Loan, 4.62%, Maturing June 8, 2013	1,930	$1,882,016
Asset Acceptance Capital Corp.
Term Loan, 4.12%, Maturing June 5, 2013	882	872,751
CB Richard Ellis Services, Inc.
Term Loan, 3.50%, Maturing March 5, 2018	1,770	1,730,028
Term Loan, 3.74%, Maturing September 4, 2019	2,669	2,608,972
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018	4,788	4,656,330
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	2,881	2,871,709
First Data Corp.
Term Loan, 2.99%, Maturing September 24, 2014	4,274	3,961,450
Term Loan, 2.99%, Maturing September 24, 2014	4,489	4,159,180
Term Loan, 2.99%, Maturing September 24, 2014	7,004	6,491,430
Term Loan, 4.24%, Maturing March 23, 2018	4,755	4,131,827
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,352	1,301,148
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 14, 2016	2,514	2,514,177
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,158	4,199,344
LPL Holdings, Inc.
Term Loan, 2.02%, Maturing June 28, 2013	1,665	1,651,745
Term Loan, 4.25%, Maturing June 25, 2015	8,381	8,332,433
Term Loan, 5.25%, Maturing June 28, 2017	4,854	4,847,509
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	1,920	1,922,588
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018	3,763	3,763,295
Nuveen Investments, Inc.
Term Loan, 3.39%, Maturing November 13, 2014	6,004	5,816,775
Term Loan, 5.89%, Maturing May 12, 2017	9,258	8,924,542
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(8)	23	18,533
Term Loan, 6.25%, Maturing December 10, 2015(8)	720	544,200
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	7,830	7,793,674
Travelex America Holdings, Inc.
Term Loan, 2.70%, Maturing October 31, 2013	528	526,230
Term Loan, 2.70%, Maturing October 31, 2013	1,972	1,966,270
Term Loan, 3.20%, Maturing October 31, 2014	528	526,230
Term Loan, 3.20%, Maturing October 31, 2014	1,972	1,966,270

		$89,980,656

Food Products — 5.0%

American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018	1,595	$1,566,195
Dean Foods Co.
Term Loan, 1.87%, Maturing April 2, 2014	8,814	8,523,865

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Food Products (continued)

Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018		20,562	$20,098,988
Dole Food Company, Inc.
Term Loan, 5.05%, Maturing July 6, 2018		2,863	2,873,561
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018		2,985	2,973,806
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		3,890	3,831,896
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		3,125	3,101,308
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		16,487	16,472,954
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,698	2,678,642
Pinnacle Foods Holdings Corp.
Revolving Loan, 0.94%, Maturing April 2, 2013(2)		3,000	2,790,000
Term Loan, 2.77%, Maturing April 2, 2014		10,246	10,135,255
Term Loan, 6.00%, Maturing April 2, 2014		1,873	1,895,263
Solvest, Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		5,317	5,336,613

			$82,278,346

Food Service — 5.6%

Aramark Corp.
Term Loan, 2.11%, Maturing January 27, 2014		441	$436,210
Term Loan, 2.24%, Maturing January 27, 2014		5,581	5,515,677
Term Loan, 3.49%, Maturing July 26, 2016		795	788,762
Term Loan, 3.62%, Maturing July 26, 2016		12,089	11,993,656
Buffets, Inc.
Term Loan, 14.00%, Maturing April 21, 2015(3)		2,916	1,384,863
Term Loan, 9.62%, Maturing April 22, 2015(3)		363	162,290
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		13,230	13,197,198
Darling International, Inc.
Term Loan, 5.38%, Maturing December 16, 2016		500	501,719
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		4,170	4,185,729
DineEquity, Inc.
Term Loan, 4.32%, Maturing October 19, 2017		5,998	6,005,888
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		11,318	11,318,299
JRD Holdings, Inc.
Term Loan, 2.50%, Maturing July 2, 2014		1,868	1,844,465
OSI Restaurant Partners, LLC
Term Loan, 2.80%, Maturing June 14, 2013		1,746	1,672,252
Term Loan, 2.56%, Maturing June 14, 2014		18,456	17,671,615
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		1,031	1,026,094
Selecta
Term Loan, 3.49%, Maturing June 28, 2015	GBP	2,500	3,148,804
U.S. Foodservice, Inc.
Term Loan, 2.75%, Maturing July 3, 2014		7,683	7,151,303
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		3,393	3,389,692

			$91,394,516

Food / Drug Retailers — 4.0%

Alliance Boots Holdings, Ltd.
Term Loan, 3.63%, Maturing July 9, 2015	GBP	5,000	$7,373,736
Term Loan, 4.15%, Maturing July 9, 2015	EUR	6,750	8,782,911
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		6,900	6,891,375
Rite Aid Corp.
Term Loan, 2.00%, Maturing June 4, 2014		18,628	17,898,242
Term Loan, 4.50%, Maturing March 2, 2018		5,467	5,193,677
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		9,047	8,858,727
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		11,893	11,431,906

			$66,430,574

Forest Products — 0.1%

Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		1,436	$1,416,398

			$1,416,398

Health Care — 14.5%

Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		6,950	$6,845,750
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016		3,550	3,230,666
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		2,660	2,607,972
Term Loan, 6.50%, Maturing September 18, 2015		2,000	1,957,500
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		2,640	2,620,297
Term Loan, 8.50%, Maturing April 14, 2015		2,640	2,620,297
Biomet, Inc.
Term Loan, 3.32%, Maturing March 25, 2015		13,148	12,987,454

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Health Care (continued)

Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		5,323	$4,791,799
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(3)		385	323,275
Catalent Pharma Solutions
Term Loan, 2.50%, Maturing April 10, 2014		5,817	5,565,962
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 29, 2016		1,757	1,744,461
Community Health Systems, Inc.
Term Loan, 2.57%, Maturing July 25, 2014		794	772,685
Term Loan, 2.57%, Maturing July 25, 2014		15,544	15,118,627
Term Loan, 3.82%, Maturing January 25, 2017		10,072	9,789,499
ConMed Corp.
Term Loan, 1.75%, Maturing April 12, 2013		967	947,525
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		1,514	1,479,507
CRC Health Corp.
Term Loan, 4.87%, Maturing November 16, 2015		7,730	7,343,080
Dako EQT Project Delphi
Term Loan, 3.48%, Maturing May 29, 2015	EUR	1,337	1,715,710
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,593	6,590,587
DJO Finance, LLC
Term Loan, 3.25%, Maturing May 20, 2014		2,159	2,088,001
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		5,994	5,479,152
Emdeon Business Services, LLC
Term Loan, 4.25%, Maturing November 18, 2013		4,257	4,277,219
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018		4,494	4,408,353
Fresenius US Finance I, Inc.
Term Loan, 3.50%, Maturing September 10, 2014		357	356,924
Term Loan, 3.50%, Maturing September 10, 2014		625	624,839
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		3,441	3,359,740
HCA, Inc.
Term Loan, 3.62%, Maturing March 31, 2017		15,061	14,651,783
Term Loan, 3.62%, Maturing May 1, 2018		9,238	8,934,676
Health Management Associates, Inc.
Term Loan, 2.12%, Maturing February 28, 2014		11,754	11,548,759
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		2,876	2,817,990
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		1,975	1,989,813
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		5,955	5,820,540
Term Loan, 6.75%, Maturing May 15, 2018		3,566	3,539,317
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		4,838	4,523,413
Kinetic Concepts, Inc.
Term Loan, Maturing November 2, 2018(5)		12,000	12,047,808
Lifepoint Hospitals, Inc.
Term Loan, 3.08%, Maturing April 15, 2015		742	732,991
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		4,158	4,134,221
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		2,544	2,429,162
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		10,541	10,229,174
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		6,906	6,578,122
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 1, 2016		2,536	2,434,920
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		1,613	1,614,829
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		8,678	8,070,773
Sunrise Medical Holdings, Inc.
Term Loan, 7.25%, Maturing May 13, 2014	EUR	946	1,210,891
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		4,738	4,670,014
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016		2,984	2,969,700
Vanguard Health Holding Co., II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		3,743	3,721,520
VWR Funding, Inc.
Term Loan, 3.87%, Maturing June 27, 2014	EUR	2,493	3,302,925
Term Loan, 2.75%, Maturing June 30, 2014		10,662	10,293,250

			$237,913,472

Home Furnishings — 0.5%

Hunter Fan Co.
Term Loan, 2.75%, Maturing April 16, 2014		1,077	$990,521
National Bedding Co., LLC
Term Loan, 3.88%, Maturing November 28, 2013		3,879	3,844,842
Oreck Corp.
Term Loan - Second Lien, 3.85%, Maturing March 19, 2016(8)		237	213,317

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Home Furnishings (continued)

Sofia III S.A.R.L.
Term Loan, 2.50%, Maturing June 24, 2016	EUR	2,321	$2,540,142
Yankee Candle Company, Inc. (The)
Term Loan, 2.25%, Maturing February 6, 2014		1,373	1,347,644

			$8,936,466

Industrial Equipment — 1.9%

Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		1,980	$1,980,000
Term Loan, 1.88%, Maturing February 16, 2017(2)		3,000	2,895,000
Generac CCMP Acquisition Corp.
Term Loan, 2.78%, Maturing November 11, 2013		1,199	1,164,488
Husky Injection Molding Systems, Ltd.
Term Loan, Maturing June 30, 2018(5)		3,000	3,001,251
Kinetek Acquisitions Corp.
Term Loan, 2.87%, Maturing November 11, 2013		79	68,882
Term Loan, 2.87%, Maturing November 11, 2013		781	679,159
KION Group GmbH
Term Loan, 3.75%, Maturing December 23, 2014(3)		1,801	1,499,962
Term Loan, 5.12%, Maturing December 23, 2014(3)	EUR	1,294	1,522,444
Term Loan, 4.00%, Maturing December 23, 2015(3)		1,801	1,499,962
Term Loan, 5.37%, Maturing December 29, 2015(3)	EUR	1,275	1,499,863
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,970	1,940,512
Polypore, Inc.
Term Loan, 2.25%, Maturing July 3, 2014		7,951	7,821,852
Term Loan, 3.31%, Maturing July 3, 2014	EUR	711	945,016
Tank Intermediate Holding Corp.
Term Loan, 5.00%, Maturing April 15, 2016		2,753	2,711,909
Terex Corp.
Term Loan, 5.50%, Maturing April 28, 2017		2,075	2,078,243

			$31,308,543

Insurance — 3.1%

Alliant Holdings I, Inc.
Revolving Loan, 0.50%, Maturing August 21, 2013(2)		5,000	$4,500,000
Term Loan, 3.37%, Maturing August 21, 2014		953	948,655
Term Loan, 6.75%, Maturing August 21, 2014		1,949	1,963,238
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		3,102	3,039,531
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018		15,183	15,031,125
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		3,175	3,131,344
C.G. JCF Corp.
Term Loan, 3.25%, Maturing August 1, 2014		1,553	1,510,540
CCC Information Services Group, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		3,159	3,163,074
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		3,393	3,418,926
HUB International Holdings, Inc.
Term Loan, 2.87%, Maturing June 13, 2014		846	828,086
Term Loan, 2.87%, Maturing June 13, 2014		3,762	3,683,835
Term Loan, 6.75%, Maturing June 13, 2014		1,323	1,326,307
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		995	986,675
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	2,000	2,979,977
U.S.I. Holdings Corp.
Term Loan, 2.75%, Maturing May 5, 2014		5,601	5,331,430

			$51,842,743

Leisure Goods / Activities / Movies — 5.7%

Alpha D2, Ltd.
Term Loan, 1.40%, Maturing December 31, 2012		236	$232,079
Term Loan, 2.53%, Maturing December 31, 2013		2,214	2,121,755
Term Loan, 2.53%, Maturing December 31, 2013		2,723	2,609,743
Term Loan - Second Lien, 3.90%, Maturing June 30, 2014		2,400	2,238,857
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 16, 2016		4,896	4,842,675
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		3,965	3,932,022
Bombardier Recreational Products
Term Loan, 2.90%, Maturing June 28, 2013		7,617	7,407,549
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		3,395	3,378,181
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		6,535	6,551,098
Cinemark USA, Inc.
Term Loan, 3.52%, Maturing April 29, 2016		4,869	4,847,720
Clubcorp Operations, Inc.
Term Loan, 6.00%, Maturing November 9, 2016		2,414	2,408,277
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.25%, Maturing May 11, 2013		284	279,754
Term Loan, 6.25%, Maturing May 11, 2013		4,033	3,972,512
Fender Musical Instruments Corp.
Term Loan, 2.50%, Maturing June 9, 2014		267	249,044
Term Loan, 2.50%, Maturing June 9, 2014		529	492,930
Kasima, LLC
Term Loan, 3.80%, Maturing March 10, 2015(2)		3,820	3,686,517
Term Loan, 5.00%, Maturing March 31, 2017		2,985	2,880,525

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		8,270	$8,260,107
Merlin Entertainment Group
Term Loan, 4.50%, Maturing July 21, 2017		1,224	1,154,226
Term Loan, 4.96%, Maturing July 21, 2017	GBP	2,000	3,033,571
Regal Cinemas Corp.
Term Loan, 3.37%, Maturing August 23, 2017		6,225	6,157,742
Revolution Studios Distribution Co., LLC
Term Loan, 4.03%, Maturing December 21, 2014		3,323	2,442,081
Term Loan - Second Lien, 7.25%, Maturing June 21, 2015(8)		2,825	874,055
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		6,406	6,374,184
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016		7,376	7,399,187
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		2,881	2,859,517
Zuffa, LLC
Term Loan, 2.25%, Maturing June 19, 2015		2,926	2,809,104

			$93,495,012

Lodging and Casinos — 3.1%

Affinity Gaming, LLC
Term Loan, 10.00%, Maturing December 31, 2015		2,921	$2,913,436
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		3,881	3,882,118
Caesars Entertainment Operating Co.
Term Loan, 3.36%, Maturing January 28, 2015		5,622	4,968,315
Term Loan, 3.42%, Maturing January 28, 2015		7,250	6,422,724
Term Loan, 3.42%, Maturing January 28, 2015		9,421	8,337,642
Term Loan, 9.50%, Maturing October 31, 2016		983	996,624
Gala Group, Ltd.
Term Loan, 5.71%, Maturing May 30, 2018	GBP	4,725	6,454,563
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		2,413	2,421,923
Las Vegas Sands, LLC
Term Loan, 2.84%, Maturing November 23, 2016		1,816	1,757,422
Term Loan, 2.84%, Maturing November 23, 2016		7,192	6,962,450
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		1,224	1,070,977
The Mississippi Band of Choctaw Indians
Term Loan, 8.25%, Maturing May 4, 2012		858	733,688
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		208	228,318
VML US Finance, LLC
Term Loan, 4.75%, Maturing May 25, 2012		708	706,726
Term Loan, 4.75%, Maturing May 27, 2013		1,226	1,223,528
Term Loan, 4.75%, Maturing May 27, 2013		1,951	1,943,752

			$51,024,206

Nonferrous Metals / Minerals — 1.0%

Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		9,134	$9,111,414
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		3,759	3,745,521
Oxbow Carbon and Mineral Holdings
Term Loan, 3.86%, Maturing May 8, 2016		3,362	3,248,997

			$16,105,932

Oil and Gas — 2.3%

Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016		1,984	$2,009,013
Buffalo Gulf Coast Terminals, LLC
Term Loan, Maturing October 31, 2017(5)		1,525	1,544,063
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		485	485,651
Term Loan, 9.00%, Maturing June 23, 2017		5,876	5,999,013
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016		1,035	1,052,717
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		6,035	6,012,503
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018		6,060	6,074,962
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		3,200	3,199,667
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		7,441	7,478,209
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		251	251,172
Term Loan, 6.50%, Maturing April 20, 2017		410	411,214
Term Loan, 6.50%, Maturing April 20, 2017		3,097	3,103,309

			$37,621,493

Publishing — 5.6%

Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016		5,915	$5,762,544
Aster Zweite Beteiligungs GmbH
Term Loan, 4.80%, Maturing December 31, 2014		3,877	3,454,489

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Publishing (continued)

Term Loan, 4.80%, Maturing December 30, 2016		2,475	$2,205,225
Term Loan, 4.80%, Maturing December 30, 2016		3,796	3,382,036
Term Loan, 6.00%, Maturing December 30, 2016	EUR	1,226	1,543,885
Term Loan - Second Lien, 6.93%, Maturing June 29, 2018		1,290	1,059,495
Black Press US Partnership
Term Loan, 2.32%, Maturing August 2, 2013		483	460,930
Term Loan, 2.32%, Maturing August 2, 2013		795	759,178
Cengage Learning Acquisitions, Inc.
Term Loan, 2.50%, Maturing July 3, 2014		5,946	5,130,162
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014		2,038	502,759
Term Loan, 2.25%, Maturing August 28, 2014		4,782	1,179,642
Term Loan, 2.50%, Maturing August 28, 2014		4,176	1,030,166
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		4,903	4,923,878
Instant Web, Inc.
Term Loan, 3.62%, Maturing August 7, 2014		410	389,315
Term Loan, 3.62%, Maturing August 7, 2014		3,931	3,734,724
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		6,674	6,634,834
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		11,823	11,098,870
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		690	666,011
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		5,366	5,178,222
Nelson Education, Ltd.
Term Loan, 2.87%, Maturing July 3, 2014		1,433	1,153,434
Newspaper Holdings, Inc.
Term Loan, 1.94%, Maturing July 24, 2014		7,446	5,770,890
Nielsen Finance, LLC
Term Loan, 2.24%, Maturing August 9, 2013		7,128	7,101,390
Term Loan, 3.49%, Maturing May 2, 2016		13,112	13,040,700
Term Loan, 3.99%, Maturing May 2, 2016		3,140	3,132,175
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(3)		1,748	1,214,541
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013		895	861,776
Term Loan, 15.00%, Maturing March 18, 2014(3)		644	595,998
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014		188	173,138
Term Loan, 8.00%, Maturing September 29, 2014		167	166,446

			$92,306,853

Radio and Television — 4.0%

Block Communications, Inc.
Term Loan, 2.25%, Maturing December 21, 2012		1,741	$1,741,259
Clear Channel Communication
Term Loan, 3.90%, Maturing January 28, 2016		3,500	2,774,296
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		14,350	14,206,500
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		2,215	2,159,284
Gray Television, Inc.
Term Loan, 3.74%, Maturing December 31, 2014		1,402	1,375,091
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,494	2,475,047
Local TV Finance, LLC
Term Loan, 2.25%, Maturing May 7, 2013		1,712	1,639,262
Miramax Film NY, LLC
Term Loan, 7.75%, Maturing May 20, 2016		1,887	1,886,539
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		1,223	1,216,658
New Young Broadcasting Holding Co., Inc.
Term Loan, 8.00%, Maturing June 30, 2015		433	428,734
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,405	3,388,017
Radio One, Inc.
Term Loan, 7.50%, Maturing March 23, 2016		3,982	3,743,544
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		2,544	2,416,444
Tyrol Acquisition 2 SAS
Term Loan, 5.37%, Maturing January 29, 2016	EUR	1,000	1,179,604
Term Loan, 5.37%, Maturing January 29, 2016	EUR	1,000	1,179,604
Univision Communications, Inc.
Term Loan, 2.25%, Maturing September 29, 2014		8,933	8,624,705
Term Loan, 4.50%, Maturing March 31, 2017		11,411	10,374,428
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,134	5,156,662

			$65,965,678

Retailers (Except Food and Drug) — 4.7%

Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		4,953	$4,886,713
BJ’s Wholesale Club, Inc.
Term Loan, 7.00%, Maturing September 27, 2018		5,325	5,327,221
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018		4,741	4,651,738
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		4,087	4,071,378

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		9,652	$9,079,649
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		4,726	4,560,831
Michaels Stores, Inc.
Term Loan, 2.66%, Maturing October 31, 2013		3,719	3,655,203
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		9,775	9,512,297
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		5,975	5,937,408
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		3,140	3,146,387
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		3,085	3,071,005
Service Master Co.
Term Loan, 2.75%, Maturing July 24, 2014		584	559,922
Term Loan, 2.76%, Maturing July 24, 2014		8,839	8,477,688
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,598	3,422,419
Vivarte
Term Loan, 3.23%, Maturing March 9, 2015	EUR	2,641	3,072,758
Term Loan, 3.85%, Maturing March 8, 2016	EUR	2,641	3,072,758
Term Loan - Second Lien, 4.85%, Maturing September 8, 2016	EUR	22	21,306
Term Loan - Second Lien, 4.85%, Maturing September 8, 2016	EUR	154	149,141
Term Loan - Second Lien, 4.85%, Maturing September 8, 2016	EUR	1,582	1,534,020

			$78,209,842

Steel — 0.3%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		1,791	$1,782,045
Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(3)(8)		1,511	1,480,804
SunCoke Energy, Inc.
Term Loan, 4.01%, Maturing July 26, 2018		1,471	1,471,313

			$4,734,162

Surface Transport — 1.3%

Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		5,850	$5,455,125
Term Loan, 3.75%, Maturing March 9, 2018		9,079	9,024,254
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		7,314	7,338,701

			$21,818,080

Telecommunications — 4.7%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		3,995	$3,929,897
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,494	2,487,516
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		26,713	26,638,139
IPC Systems, Inc.
Term Loan, 2.62%, Maturing May 31, 2014		1,260	1,149,502
Term Loan, 3.21%, Maturing May 31, 2014	GBP	206	313,830
Macquarie UK Broadcast, Ltd.
Term Loan, 2.96%, Maturing December 1, 2014	GBP	2,508	3,430,870
MetroPCS Wireless
Term Loan, 4.00%, Maturing March 16, 2018		16,703	16,480,171
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,985	1,948,584
Mobilitie Investments II, LLC
Term Loan, 5.50%, Maturing June 15, 2017		1,995	1,945,125
NTelos, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,216	1,206,084
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		2,743	2,727,695
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		5,289	5,305,315
Telesat Canada, Inc.
Term Loan, 3.25%, Maturing October 31, 2014		596	588,079
Term Loan, 3.25%, Maturing October 31, 2014		6,942	6,846,153
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		3,109	3,109,375

			$78,106,335

Utilities — 2.5%

AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		6,440	$6,440,936
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		1,443	1,449,853
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		2,768	2,747,302
Term Loan, 4.50%, Maturing April 2, 2018		7,214	7,152,888
Covanta Energy Corp.
Term Loan, 1.75%, Maturing February 10, 2014		621	608,852
Term Loan, 1.87%, Maturing February 10, 2014		320	313,866
Dynegy Holdings, Inc.
Term Loan, 9.25%, Maturing August 4, 2016		1,500	1,481,484
Term Loan, 9.25%, Maturing August 4, 2016		2,775	2,781,937

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Utilities (continued)

EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018	1,253	$1,252,753
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	8,554	8,571,379
TXU Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.76%, Maturing October 10, 2017	13,173	9,010,631

		$41,811,881

Total Senior Floating-Rate Interests
(identified cost $2,085,017,800)		$2,031,836,860

Corporate Bonds & Notes — 2.4%

	Principal
	Amount*
Security	(000’s omitted)	Value

Building and Development — 0.3%

AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(9)	4,005	$3,624,525
Calcipar SA, Sr. Notes
6.875%, 5/1/18(9)	1,000	935,000

		$4,559,525

Chemicals and Plastics — 0.1%

Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(9)	2,500	$2,606,250

		$2,606,250

Ecological Services and Equipment — 0.0%(7)

Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(8)	75	$62,946

		$62,946

Electronics / Electrical — 0.4%

NXP BV/NXP Funding, LLC
3.153%, 10/15/13	6,107	$6,007,761

		$6,007,761

Equipment Leasing — 0.1%

International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(9)	750	$775,313
7.125%, 9/1/18(9)	750	778,125

		$1,553,438

Financial Intermediaries — 0.1%

First Data Corp., Sr. Notes
7.375%, 6/15/19(9)	2,500	$2,487,500

		$2,487,500

Leisure Goods / Activities / Movies — 0.2%

NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(9)	2,500	$2,643,750

		$2,643,750

Telecommunications — 0.1%

EH Holding Corp., Sr. Notes
6.50%, 6/15/19(9)	2,000	$2,055,000

		$2,055,000

Utilities — 1.1%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(9)	9,025	$9,521,375
7.875%, 1/15/23(9)	7,875	8,347,500

		$17,868,875

Total Corporate Bonds & Notes
(identified cost $39,065,186)		$39,845,045

Asset-Backed Securities — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.399%, 6/15/29(9)(10)	$477	$476,008
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.728%, 8/11/16(9)(10)	1,000	835,228

Total Asset-Backed Securities
(identified cost $1,476,867)		$1,311,236

Common Stocks — 1.6%

Security	Shares	Value

Automotive — 0.2%

Dayco Products, LLC(11)(12)	48,926	$1,999,850
Hayes Lemmerz International, Inc.(8)(11)(12)	44,747	2,349,218

		$4,349,068

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Building and Development — 0.1%

United Subcontractors, Inc.(8)(11)(12)	1,646	$96,333
WCI Communities, Inc.(8)(11)(12)	7,595	797,500

		$893,833

Chemicals and Plastics — 0.1%

Vita Cayman II, Ltd.(11)(12)	3,877	$1,005,863

		$1,005,863

Ecological Services and Equipment — 0.0%(7)

Environmental Systems Products Holdings, Inc.(8)(12)(13)	1,242	$52,549

		$52,549

Financial Intermediaries — 0.0%(7)

RTS Investor Corp.(8)(11)(12)	250	$65,815

		$65,815

Food Service — 0.0%

Buffets, Inc.(8)(12)	66,567	$0

		$0

Home Furnishings — 0.1%

Oreck Corp.(8)(11)(12)	4,230	$296,988
Sanitec Europe Oy B Units(11)(12)	157,491	572,041
Sanitec Europe Oy E Units(8)(11)(12)	154,721	0

		$869,029

Investment Services — 0.0%

Safelite Realty Corp.(8)(12)(13)	20,048	$0

		$0

Leisure Goods / Activities / Movies — 0.2%

Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	158,338	$2,859,980

		$2,859,980

Lodging and Casinos — 0.1%

Affinity Gaming, LLC(8)(11)(12)	167,709	$1,024,700
Tropicana Entertainment, Inc.(11)(12)	40,751	560,326

		$1,585,026

Publishing — 0.7%

Ion Media Networks, Inc.(8)(11)(12)	13,247	$10,597,600
MediaNews Group, Inc.(8)(11)(12)	66,239	1,310,868
Source Interlink Companies, Inc.(8)(11)(12)	2,290	14,244
Star Tribune Media Holdings Co.(12)	6,089	192,818
SuperMedia, Inc.(12)	16,600	28,718

		$12,144,248

Radio and Television — 0.1%

Cumulus Media, Inc., Class A(12)	8,562	$25,772
New Young Broadcasting Holding Co., Inc.(11)(12)	714	1,963,500

		$1,989,272

Total Common Stocks
(identified cost $14,555,055)		$25,814,683

Preferred Stocks — 0.0%(7)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(7)

Environmental Systems Products Holdings, Inc., Series A(8)(12)(13)	284	$17,483

Total Preferred Stocks
(identified cost $4,970)		$17,483

Warrants — 0.0%(7)

Security	Shares	Value

Radio and Television — 0.0%(7)

New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	7	$19,250

		$19,250

Retailers (Except Food and Drug) — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(8)(11)(12)	5,982	$0
Oriental Trading Co., Inc., Expires 2/11/16(8)(11)(12)	5,453	$0

		$0

Total Warrants
(identified cost $12,030)		$19,250

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Portfolio of Investments — continued

Short-Term Investments — 3.7%

	Interest/
	Principal
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(14)	$56,532	$56,531,885
State Street Bank and Trust Euro Time Deposit, 0.01%, 11/1/11	4,239	4,239,110

Total Short-Term Investments
(identified cost $60,770,995)		$60,770,995

Total Investments — 131.2%
(identified cost $2,200,902,903)		$2,159,615,552

Less Unfunded Loan Commitments — (0.9)%		$(15,050,474)

Net Investments — 130.3%
(identified cost $2,185,852,429)		$2,144,565,078

Other Assets, Less Liabilities — (30.3)%		$(498,685,166)

Net Assets — 100.0%		$1,645,879,912

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Defaulted matured security.

(5)	This Senior Loan will settle after October 31, 2011, at which time the interest rate will be determined.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2011, the aggregate value of these securities is $35,085,574 or 2.1% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2011.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security (see Note 5).

(14)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2011.

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Statement of Assets and Liabilities

Assets	October 31, 2011

Unaffiliated investments, at value (identified cost, $2,129,320,544)	$2,088,033,193
Affiliated investment, at value (identified cost, $56,531,885)	56,531,885
Restricted cash*	1,650,000
Foreign currency, at value (identified cost, $4,725,813)	4,703,089
Interest receivable	8,053,987
Interest receivable from affiliated investment	2,387
Receivable for investments sold	27,482,033
Receivable for open forward foreign currency exchange contracts	2,683,029
Prepaid expenses	83,907
Other assets	32,898

Total assets	$2,189,256,408

Liabilities

Notes payable	$490,000,000
Payable for investments purchased	49,886,619
Payable for open forward foreign currency exchange contracts	1,034,571
Payable for open swap contracts	699,074
Payable to affiliates:
Investment adviser fee	844,421
Trustees’ fees	4,208
Accrued expenses	907,603

Total liabilities	$543,376,496

Net Assets applicable to investors’ interest in Portfolio	$1,645,879,912

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,685,581,261
Net unrealized depreciation	(39,701,349)

Net Assets	$1,645,879,912

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Statement of Operations

Year Ended
Investment Income	October 31, 2011

Interest	$105,142,663
Interest allocated from affiliated investment	71,712
Expenses allocated from affiliated investment	(7,660)

Total investment income	$105,206,715

Expenses

Investment adviser fee	$9,812,795
Trustees’ fees and expenses	50,500
Custodian fee	582,636
Legal and accounting services	202,641
Interest expense and fees	6,429,435
Miscellaneous	108,545

Total expenses	$17,186,552

Deduct —
Reduction of custodian fee	$135

Total expense reductions	$135

Net expenses	$17,186,417

Net investment income	$88,020,298

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(3,018,140)
Investment transactions allocated from affiliated investment	2,266
Swap contracts	19,231
Foreign currency and forward foreign currency exchange contract transactions	(6,341,081)

Net realized loss	$(9,337,724)

Change in unrealized appreciation (depreciation) —
Investments	$(10,158,186)
Swap contracts	(699,074)
Foreign currency and forward foreign currency exchange contracts	3,768,624

Net change in unrealized appreciation (depreciation)	$(7,088,636)

Net realized and unrealized loss	$(16,426,360)

Net increase in net assets from operations	$71,593,938

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Statements of Changes in Net Assets

	Year Ended October 31,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$88,020,298	$67,160,548
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(9,337,724)	(32,724,306)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(7,088,636)	137,008,780

Net increase in net assets from operations	$71,593,938	$171,445,022

Capital transactions —
Contributions	$494,343,350	$31,692,604
Withdrawals	(267,752,684)	(118,970,455)

Net increase (decrease) in net assets from capital transactions	$226,590,666	$(87,277,851)

Net increase in net assets	$298,184,604	$84,167,171

Net Assets

At beginning of year	$1,347,695,308	$1,263,528,137

At end of year	$1,645,879,912	$1,347,695,308

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Statement of Cash Flows

Year Ended
Cash Flows From Operating Activities	October 31, 2011

Net increase in net assets from operations	$71,593,938
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(1,615,207,900)
Investments sold and principal repayments	1,211,575,729
Increase in short term investments, net	(27,279,982)
Net amortization/accretion of premium (discount)	(10,345,620)
Amortization of structuring fees on notes payable	200,000
Increase in restricted cash	(1,650,000)
Increase in interest receivable	(893,268)
Decrease in interest receivable from affiliated investment	2,182
Increase in receivable for investments sold	(5,508,125)
Increase in receivable for open forward foreign currency exchange contracts	(2,627,148)
Increase in prepaid expenses	(70,052)
Decrease in other assets	1,336
Increase in payable for investments purchased	12,212,586
Decrease in payable for open forward foreign currency exchange contracts	(925,358)
Increase in payable for open swap contracts	699,074
Increase in payable to affiliate for investment adviser fee	155,988
Decrease in accrued expenses	(76,043)
Increase in unfunded loan commitments	957,324
Net change in unrealized (appreciation) depreciation from investments	10,158,186
Net realized loss from investments	3,018,140

Net cash used in operating activities	$(354,009,013)

Cash Flows From Financing Activities

Proceeds from notes payable	240,000,000
Repayments of notes payable	(110,000,000)
Proceeds from capital contributions	494,343,350
Payments for capital withdrawals	(267,752,684)
Payment of structuring fee on notes payable	(200,000)

Net cash provided by financing activities	$356,390,666

Net increase in cash*	$2,381,653

Cash at beginning of year(1)	$2,321,436

Cash at end of year(1)	$4,703,089

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$6,186,425

(1)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $ (22,256).

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Supplementary Data

	Year Ended October 31,
					Period Ended		Year Ended
Ratios/Supplemental Data	2011	2010	2009	2008	October 31, 2007(1)		November 30, 2006

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(2)	0.65%	0.72%	0.76%	0.66%	0.58	%(3)	0.51%
Interest and fee expense	0.39%	0.56%	1.31%	0.98%	0.70	%(3)	0.01%
Total expenses	1.04%	1.28%	2.07%	1.64%	1.28	%(3)	0.52%
Net investment income	5.31%	5.15%	5.97%	7.01%	7.18	%(3)	6.57%
Portfolio Turnover	59%	37%	32%	7%	55	%(4)	51%

Total Return	5.54%	14.14%	38.19%	(26.81)%	3.89	%(4)	6.88%

Net assets, end of period (000’s omitted)	$1,645,880	$1,347,695	$1,263,528	$1,119,305	$2,334,369		$2,645,798

(1)	For the eleven months ended October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2011, Eaton Vance Floating-Rate Advantage Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Senior Debt Portfolio

October 31, 2011

Notes to Financial Statements — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2011, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

Senior Debt Portfolio

October 31, 2011

Notes to Financial Statements — continued

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates on daily gross assets over $2 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2011, the Portfolio’s investment adviser fee amounted to $9,812,795 or 0.59% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,615,207,900 and $1,211,575,729, respectively, for the year ended October 31, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,186,203,933

Gross unrealized appreciation	$24,831,073
Gross unrealized depreciation	(66,469,928)

Net unrealized depreciation	$(41,638,855)

The net unrealized appreciation on swap contracts and foreign currency transactions at October 31, 2011 on a federal income tax basis was $1,586,002.

5 Restricted Securities

At October 31, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$52,549
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	(1)	0

Total Common Stocks			$0		$52,549

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970		$17,483

Total Restricted Securities			$4,970		$70,032

(1)	Less than $0.50.

Senior Debt Portfolio

October 31, 2011

Notes to Financial Statements — continued

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/30/11	British Pound Sterling 15,156,928	United States Dollar 24,743,306	JPMorgan Chase Bank	$379,263
11/30/11	Euro 27,947,814	United States Dollar 40,430,146	Citibank NA	1,769,711
12/30/11	British Pound Sterling 8,746,218	United States Dollar 13,620,878	Goldman Sachs, Inc.	(433,456)
12/30/11	Euro 21,301,980	United States Dollar 28,861,200	HSBC Bank USA	(601,115)
1/31/12	British Pound Sterling 1,109,298	United States Dollar 1,785,027	JPMorgan Chase Bank	3,101
1/31/12	Euro 13,588,280	United States Dollar 19,294,271	Deutsche Bank	502,775

				$1,620,279

Purchases
				Net
				Unrealized
Settlement Date	In Exchange For	Deliver	Counterparty	Appreciation

11/30/11	British Pound Sterling 806,729	United States Dollar 1,268,600	Deutsche Bank	$28,179

				$28,179

Interest Rate Swaps
	Notional	Portfolio				Net
	Amount	Pays/Receives	Floating	Annual	Termination	Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation

Citibank NA	$15,000	Receives	3-month USD-LIBOR-BBA	0.98%	6/24/14	$(177,596)
Citibank NA	15,000	Receives	3-month USD-LIBOR-BBA	1.81	6/24/16	(521,478)

						$(699,074)

At October 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Senior Debt Portfolio

October 31, 2011

Notes to Financial Statements — continued

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $1,733,645. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,650,000 at October 31, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $2,683,029, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $1,769,711. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $700,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2011 was as follows:

		Fair Value
Risk	Derivative	Asset Derivatives		Liability Derivatives

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,683,029	(1)	$(1,034,571	)(2)
Interest Rate	Interest rate swaps	—		(699,074	)(3)

Total		$2,683,029		$(1,733,645)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.
(3)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2011 was as follows:

		Realized Gain (Loss)		Change in Unrealized
		on Derivatives Recognized		Appreciation (Depreciation) on
Risk	Derivative	in Income		Derivatives Recognized in Income

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$(4,875,373	)(1)	$3,552,506	(3)
Interest Rate	Interest rate swaps	19,231	(2)	(699,074	)(4)

Total		$(4,856,142)		$2,853,432

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(3)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

Senior Debt Portfolio

October 31, 2011

Notes to Financial Statements — continued

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2011, which are indicative of the volume of these derivative types, were approximately $217,706,000 and $10,849,000, respectively.

7 Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $640 million ($540 million prior to July 21, 2011, $440 million prior to May 6, 2011 and $400 million prior to February 18, 2011) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.60% (0.75% prior to February 18, 2011) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.45% (0.50% prior to February 18, 2011) per annum on the amount of the facility. Program and commitment fees for the year ended October 31, 2011 totaled $5,142,639 and are included in interest expense in the Statement of Operations. In connection with the structuring of the Agreement, the Portfolio is obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012, of which $50,000 remains outstanding at October 31, 2011. The entire unpaid balance is payable on termination date if the Agreement is terminated by the Portfolio within the first five years and eliminated if the Agreement is terminated by the lenders at their discretion except for an event of default by the Portfolio. At October 31, 2011, the Portfolio had borrowings outstanding under the Agreement of $490,000,000 at an interest rate of 0.24%. The carrying amount of the borrowings at October 31, 2011 approximated its fair value. For the year ended October 31, 2011, the average borrowings under the Agreement and the average interest rate were $430,054,795 and 0.25%, respectively.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Senior Debt Portfolio

October 31, 2011

Notes to Financial Statements — continued

At October 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$2,013,544,989	$3,241,397	$2,016,786,386
Corporate Bonds & Notes	—	39,782,099	62,946	39,845,045
Asset-Backed Securities	—	1,311,236	—	1,311,236
Common Stocks	54,490	9,154,378	16,605,815	25,814,683
Preferred Stocks	—	—	17,483	17,483
Warrants	—	19,250	0	19,250
Short-Term Investments	—	60,770,995	—	60,770,995

Total Investments	$54,490	$2,124,582,947	$19,927,641	$2,144,565,078

Forward Foreign Currency Exchange Contracts	$—	$2,683,029	$—	$2,683,029

Total	$54,490	$2,127,265,976	$19,927,641	$2,147,248,107

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,034,571)	$—	$(1,034,571)
Interest Rate Swaps	—	(699,074)	—	(699,074)

Total	$—	$(1,733,645)	$—	$(1,733,645)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments in
	Interests	Notes	Stocks	Stocks	Warrants	Total

Balance as of October 31, 2010	$1,517,576	$74,220	$1,380,581	$65,759	$—	$3,038,136
Realized gains (losses)	479	431,388	62,548	23,513	—	517,928
Change in net unrealized appreciation (depreciation)*	(455,426)	266,156	7,146,717	(43,289)	—	6,914,158
Cost of purchases**	2,660,357	22,860	1,040,631	—	0	3,723,848
Proceeds from sales**	(678,692)	(750,509)	(676,090)	(28,500)	—	(2,133,791)
Accrued discount (premium)	40,921	18,831	—	—	—	59,752
Transfers to Level 3***	156,182	—	7,651,428	—	—	7,807,610
Transfers from Level 3***	—	—	—	—	—	—

Balance as of October 31, 2011	$3,241,397	$62,946	$16,605,815	$17,483	$0	$19,927,641

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2011*	$(455,426)	$(691)	$6,947,318	$(15,339)	$—	$6,475,862

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Cost of purchases may include securities received in corporate actions; Proceeds from sales may include securities delivered in corporate actions.
***	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the period then ended was not significant.

Senior Debt Portfolio

October 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2011, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the periods presented. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2011, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of October 31, 2011, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 22, 2011

Eaton Vance
Floating-Rate Advantage Fund

October 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Floating-Rate Advantage Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees

Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust	Since 2011(2)	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Scott H. Page 1959	President of the Portfolio	Since 2002	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Eaton Vance
Floating-Rate Advantage Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Floating-Rate Advantage Fund

October 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“ Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232-12/11	FRASRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/10	10/31/11

Audit Fees	$113,160	$114,290
Audit-Related Fees(1)	$0	$18,000
Tax Fees(2)	$19,560	$19,760
All Other Fees(3)	$900	$900

Total	$133,620	$152,950

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/10	10/31/11

Registrant	$20,460	$38,660
Eaton Vance(1)	$278,901	$226,431

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date: December 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: December 21, 2011

By:	/s/ Scott H. Page
Scott H. Page
President

Date: December 21, 2011